Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment
Schedule of property and equipment

	Depreciable	As of
	Life	June 30,	December 31,
	(In Years)	2020	2019

		(In thousands)
Equipment leased to customers	2-5	$1,779,445	$1,837,503
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,934,783	1,894,629
Buildings and improvements	5-40	294,342	289,421
Land	-	13,186	13,186
Construction in progress	-	62,862	70,081
Total property and equipment		5,171,638	5,191,840
Accumulated depreciation		(3,509,710)	(3,440,267)
Property and equipment, net		$1,661,928	$1,751,573

	Depreciable	As of
	Life	December 31,	December 31,
	(In Years)	2019	2018

		(In thousands)
Equipment leased to customers	2-5	$1,837,503	$1,980,808
EchoStar XV	15	277,658	277,658
EchoStar XVIII (1)	15	411,255	—
Satellites acquired under finance lease agreements (2)(3)	15	398,107	499,819
Furniture, fixtures, equipment and other	2-20	1,894,629	1,820,883
Buildings and improvements	5-40	289,421	289,244
Land	-	13,186	13,186
Construction in progress	-	70,081	47,077
Total property and equipment		5,191,840	4,928,675
Accumulated depreciation		(3,440,267)	(3,550,726)
Property and equipment, net		$1,751,573	$1,377,949

(1)	On May 14, 2019, we and DISH Orbital II L.L.C (“DOLLC II”), an indirect wholly-owned subsidiary of DISH Network, entered into an agreement to sell our interests in the Local Multipoint Distribution Service (“LMDS”) and MVDDS licenses in exchange for the EchoStar XVIII satellite, including its related in-orbit incentive obligations of approximately $18 million (the “Satellite and Spectrum Transaction”). See Note 17 for further information.
(2)	The Ciel II satellite was previously classified as a finance lease, with a cost basis of $277 million, however, as a result of an amendment, which was effective during the first quarter 2019, Ciel II is now accounted for as an operating lease.
(3)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is now accounted for as a finance lease, with a cost basis of $175 million.

Schedule of depreciation and amortization expense

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

	(In thousands)
Equipment leased to customers	$69,489	$86,453	$149,171	$194,589
Satellites	23,796	12,920	47,593	23,575
Buildings, furniture, fixtures, equipment and other	29,584	36,227	61,190	72,551
Total depreciation and amortization	$122,869	$135,600	$257,954	$290,715

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Equipment leased to customers	$370,867	$437,342	$539,434
Satellites	65,441	61,045	61,045
Buildings, furniture, fixtures, equipment and other	141,040	162,073	141,293
Total depreciation and amortization	$577,348	$660,460	$741,772

Schedule of pay-TV satellite fleet

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2):
EchoStar X	February 2006	110	February 2021
EchoStar XI	July 2008	110	September 2021
EchoStar XIV	March 2010	119	February 2023
EchoStar XVI	November 2012	61.5	January 2023
Nimiq 5 (3)	September 2009	72.7	September 2020
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2021

(1)	See Note 13 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 13 for further information on our Related Party Transactions with DISH Network.
(3)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is now accounted for as a finance lease.

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2):
EchoStar X (3)	February 2006	110	February 2021
EchoStar XI (3)	July 2008	110	September 2021
EchoStar XIV (3)	March 2010	119	February 2023
EchoStar XVI (3)	November 2012	61.5	January 2023
Nimiq 5 (3)(4)	September 2009	72.7	September 2020
QuetzSat-1 (3)	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2021

(1)	See Note 17 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 17 for further information on our Related Party Transactions with DISH Network.
(3)	On May 19, 2019, DISH Network entered into the Master Transaction Agreement with EchoStar. Upon the closing of the Master Transaction Agreement on September 10, 2019, these satellites and satellite service agreements leased from EchoStar were transferred to DISH Network. See Note 1 “Recent Developments” in the Notes to DISH Network’s Annual Report on Form 10-K for the year ended December 31, 2019 for further information on the Master Transaction Agreement.
(4)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is now accounted for as a finance lease.

Schedule of identifiable intangibles subject to amortization

	As of December 31,
	2019		2018
	Intangible	Accumulated	Intangible	Accumulated
	Assets	Amortization	Assets	Amortization

	(In thousands)
Technology-based	$58,162	$(53,447)	$58,162	$(51,204)
Trademarks	35,010	(30,655)	35,010	(27,106)
Contract-based	4,500	(4,500)	4,500	(4,500)
Customer relationships	23,632	(23,632)	23,632	(23,632)
Total	$121,304	$(112,234)	$121,304	$(106,442)

Schedule of estimated future amortization of identifiable intangible assets

For the Years Ended December 31,
2020	$3,285
2021	835
2022	666
2023	654
2024	654
Thereafter	2,976
Total	$9,070

Schedule of FCC Authorizations

	As of December 31,
	2019	2018

	(In thousands)
DBS Licenses	$611,794	$611,794
MVDDS Licenses (1)	—	24,000
Capitalized Interest	—	1,552
Total	$611,794	$637,346